GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the net carrying amount of goodwill
Balance at beginning of year	$ 515.0
Balance at end of year	538.1	$ 515.0
Cost
Changes in the net carrying amount of goodwill
Balance at beginning of year	583.5	583.5
Business acquisition	23.1	0.0
Balance at end of year	606.6	583.5
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Balance at beginning of year	(68.5)
Balance at end of year	$ (68.5)	$ (68.5)